UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Candlewood Capital Management, LLC

Address:  47 Hulfish Street
          Suite 210
          Princeton, New Jersey 08542


13F File Number: 28-10028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jill Peer Weiner
Title:  Operations Analyst
Phone:  (609) 688-3515


Signature, Place and Date of Signing:

/s/ Jill Peer Weiner              Princeton, NJ                 August 12, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  70

Form 13F Information Table Value Total: $ 510,682
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

          COLUMN 1                   COLUMN  2     COLUMN 3   COLUMN 4          COLUMN 5     COLUMN 6   COLUMN 7       COLUMN 8
                                                              Market
                                                               Value       Shrs Or  Sh/ PUT/ Invstment  Other      Voting Authority
     Investment Description          Asset Class   Cusip      (in 000's)   Prn Amt  Prn CALL  Discretn  Mngers    Sole   Shared None
99 CENTS ONLY STORES                 Common Stock  65440K106    6,548      190,800  SH        Sole               190,800
AGERE SYSTEMS INC                    Cl A          00845V100   16,131    6,923,000  SH        Sole             6,923,000
AGNICO EAGLE MINES LTD               Common Stock  008474108    3,220      277,600  SH        Sole               277,600
AIRGAS INC                           Common Stock  009363102    6,073      362,545  SH        Sole               362,545
ALCON INC                            Common Stock  H01301102   17,316      378,900  SH        Sole               378,900
AMERICAN AXLE & MFG HOLDINGS INC     Common Stock  024061103    3,444      144,100  SH        Sole               144,100
AMERICREDIT CORP                     Common Stock  03060R101    7,351      859,800  SH        Sole               859,800
ARTISOFT INC                         Common Stock  04314L205      216      134,782  SH        Sole               134,782
ASBURY AUTOMOTIVE GROUP, INC.        Common Stock  043436104    1,822      135,200  SH        Sole               135,200
BAKER HUGHES INC                     Common Stock  057224107    7,409      220,700  SH        Sole               220,700
BINDVIEW DEVELOPMENT CORP            Common Stock  090327107    3,330    1,648,500  SH        Sole             1,648,500
CALPINE CORPORATION                  Common Stock  131347106   14,880    2,254,500  SH        Sole             2,254,500
COACH INC                            Common Stock  189754104    9,814      197,300  SH        Sole               197,300
COMPUTER MOTION INC                  Common Stock  205253107    1,243      320,400  SH        Sole               320,400
CONEXANT SYSTEMS INC                 Common Stock  207142100   15,949    3,806,400  SH        Sole             3,806,400
CONTINENTAL AIRLINES INC             Cl B          210795308    3,557      237,600  SH        Sole               237,600
CORNING INCORPORATED                 Common Stock  219350105    5,923      801,500  SH        Sole               801,500
COTT CORPORATION QUE                 Common Stock  22163N106   10,656      515,050  SH        Sole               515,050
DICKS SPORTING GOODS INC             Common Stock  253393102    8,458      230,600  SH        Sole               230,600
DOLLAR TREE STORES INC               Common Stock  256747106    6,932      218,200  SH        Sole               218,200
DRS TECHNOLOGIES, INC.               Common Stock  23330X100   20,213      723,945  SH        Sole               723,945
ENGELHARD CORP                       Common Stock  292845104    8,486      342,600  SH        Sole               342,600
ENSCO INTERNATIONAL INC              Common Stock  26874Q100    3,683      136,900  SH        Sole               136,900
EXTREME NETWORKS INC                 Common Stock  30226D106    6,720    1,276,300  SH        Sole             1,276,300
FIRST ADVANTAGE CORP                 Common Stock  31845F100    5,145      302,641  SH        Sole               302,641
FLEET BOSTON FINANCIAL CORP (NEW)    Common Stock  339030108    6,530      219,800  SH        Sole               219,800
FOX ENTERTAINMENT GROUP INC. CLASSA  Cl A          35138T107   12,845      446,300  SH        Sole               446,300
GENERAL GROWTH PROPERTIES INC        Common Stock  370021107    8,798      140,900  SH        Sole               140,900
GLOBALSANTAFE CORP                   Common Stock  G3930E101   10,090      432,300  SH        Sole               432,300
HCA INC                              Common Stock  404119109    8,337      260,200  SH        Sole               260,200
HENRY SCHEIN INC                     Common Stock  806407102   13,653      260,000  SH        Sole               260,000
HERSHEY FOODS CORP.                  Common Stock  427866108   16,826      241,550  SH        Sole               241,550
HONEYWELL INTL INC                   Common Stock  438516106    4,028      150,000  SH        Sole               150,000
IMCLONE SYS INC                      Common Stock  45245W109    6,466      202,243  SH        Sole               202,243
INTERSIL CORP                        Cl A          46069S109    5,748      216,000  SH        Sole               216,000
INTUITIVE SURGICAL INC               Common Stock  46120E107    2,065      272,100  SH        Sole               272,100
KEY ENERGY SERVICES INC              Common Stock  492914106    7,485      698,200  SH        Sole               698,200
MC CLATCHY COMPANY (HLDG CO)         Cl A          579489105    4,074       70,700  SH        Sole                70,700
MEDTRONIC INC                        Common Stock  585055106    5,114      106,600  SH        Sole               106,600
MILLENNIUM PHARMACEUTICALS INC       Common Stock  599902103    5,433      345,400  SH        Sole               345,400
MINDSPEED TECHNOLOGIES INC           Common Stock  602682106    3,426    1,268,798  SH        Sole             1,268,798
MODEM MEDIA INC                      Cl A          607533106    5,846    1,468,900  SH        Sole             1,468,900
MONSANTO COMPANY                     Common Stock  61166W101    8,911      411,800  SH        Sole               411,800
NABORS INDUSTRIES LTD                Common Stock  G6359F103    6,262      158,400  SH        Sole               158,400
NAPRO BIOTHERAPEUTICS INC            Common Stock  630795102      385      245,500  SH        Sole               245,500
NETFLIX COM INC                      Common Stock  64110L106    6,809      266,500  SH        Sole               266,500
NEWMONT MNG CORP HLDNG CO            Common Stock  651639106   12,351      380,500  SH        Sole               380,500
OLIN CORP NEW $1 PAR                 Common Stock  680665205    6,178      361,300  SH        Sole               361,300
OM GROUP INC                         Common Stock  670872100   13,675      928,350  SH        Sole               928,350
OSHKOSH TRUCK CORPORATION            Common Stock  688239201    6,235      105,100  SH        Sole               105,100
PATTERSON-UTI ENERGY INC ORD         Common Stock  703481101    3,969      122,600  SH        Sole               122,600
PHARMACEUTICAL HOLDRS TRUST          Depositry
                                     Receipt       71712A206    6,512       80,500  SH        Sole                80,500
PRIDE INTERNATIONAL INC              Common Stock  74153Q102    3,497      185,800  SH        Sole               185,800
ROCKWELL AUTOMATION INC              Common Stock  773903109    8,666      363,500  SH        Sole               363,500
ROWAN COMPANIES INC                  Common Stock  779382100    1,832       81,800  SH        Sole                81,800
SAN JUAN BASIN RLTY UBI              Common Stock  798241105    4,285      238,700  SH        Sole               238,700
SINCLAIR BROADCAST GROUP INC         Cl A          829226109   12,005    1,033,150  SH        Sole             1,033,150
SOLUTIA INC                          Common Stock  834376105    1,429      655,300  SH        Sole               655,300
SONIC AUTOMOTIVE INC                 Cl A          83545G102    7,230      330,000  SH        Sole               330,000
SPRINT CORP-PCS GRP TRACKING STOCK   Common Stock  852061506    6,892    1,198,600  SH        Sole             1,198,600
ST. JOE COMPANY                      Common Stock  790148100    7,004      224,500  SH        Sole               224,500
TBC CORP                             Common Stock  872180104    5,131      269,500  SH        Sole               269,500
TENET HEALTHCARE CORPORATION         Common Stock  88033G100    7,978      684,800  SH        Sole               684,800
TEXAS INSTRUMENTS INC.               Common Stock  882508104       97        5,500  SH        Sole                 5,500
THE TITAN CORPORATION                Common Stock  888266103    5,133      498,800  SH        Sole               498,800
TOLL BROTHERS INC                    Common Stock  889478103    3,007      106,200  SH        Sole               106,200
UNUMPROVIDENT CORPORATION            Common Stock  91529Y106   14,775    1,101,800  SH        Sole             1,101,800
UTSTARCOM INC                        Common Stock  918076100    8,956      251,300  SH        Sole               251,300
VIACOM INC CL-B COMMON               Cl B          925524308   18,577      425,500  SH        Sole               425,500
WERNER ENTERPRISES INC               Common Stock  950755108    1,621       76,500  SH        Sole                76,500
                                                              510,682


03180.0001 #422545